LOANS AND ADVANCES TO CUSTOMERS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	$ 220,323,483	$ 191,409,730
Allowance for loans, advances and lease losses	(15,864,482)	(16,616,043)	$ (10,929,395)	$ (10,235,831)
Loans and advances to customers, net	204,459,001	174,793,687
Commercial
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	114,911,843	98,659,287
Allowance for loans, advances and lease losses	(7,813,023)	(7,673,720)	(5,456,993)	(5,360,833)
Consumer
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	48,363,040	41,055,939
Allowance for loans, advances and lease losses	(5,305,267)	(5,753,430)	(3,445,818)	(2,892,891)
Mortgage
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	30,646,787	25,959,112
Allowance for loans, advances and lease losses	(1,061,058)	(992,515)	(860,665)	(853,764)
Financial Leases
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	25,119,628	24,503,317
Allowance for loans, advances and lease losses	(1,521,067)	(1,996,033)	(1,025,403)	(990,970)
Small Business Loans
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Gross loans and finance leases	1,282,185	1,232,075
Allowance for loans, advances and lease losses	$ (164,067)	$ (200,345)	$ (140,516)	$ (137,373)